General Information	12 Months Ended
Dec. 31, 2023
Text block [abstract]
General Information
1.	General Information
General information about POSCO HOLDINGS INC., its 52 domestic subsidiaries including POSCO, 139 foreign subsidiaries including POSCO America Corporation (collectively “the Company”) and its 119 associates and joint ventures are as follows:

(a)	The controlling company
POSCO HOLDINGS INC., the controlling company, was established on April 1, 1968, under the Commercial Code of the Republic of Korea. The shares of the Company have been listed on the Korea Exchange since June 10, 1988. The Company operates an investment business that controls and manages through ownership of shares of subsidiaries etc.
On March 2, 2022, the Company established a new subsidiary, POSCO, by a vertical spin-off
of its steel business (The surviving company owns 100% of shares) on March 1, 2022, and changed the name of the surviving company to POSCO HOLDINGS INC..
As of December 31, 2023, POSCO HOLDINGS INC.’s shareholders are as follows:

Shareholder’s name	Number of shares	Ownership (%)
National Pension Service	5,393,999	6.38
BlackRock Fund Advisors(*1)	4,206,522	4.97
Nippon Steel Corporation	2,894,712	3.42
Pohang University of Science and Technology	1,981,047	2.34
The Government of Singapore(GIC)	1,759,571	2.08
Others	68,335,379	80.81

	84,571,230	100.00

(*1)	Includes shares held by subsidiaries and others.
As of December 31, 2023, the shares of POSCO HOLDINGS INC. are listed on the Korea Exchange, while its ADRs are listed on the New York Stock Exchange.

(b)	Consolidated subsidiaries
Details of consolidated subsidiaries as of December 31, 2022 and 2023 are as follows:

	Principal operations	Ownership (%)
		December 31, 2022			December 31, 2023
		POSCO HOLDINGS INC.	Subsidiaries	Total	POSCO HOLDINGS INC.	Subsidiaries	Total	Region
[Domestic]
POSCO	Steel, rolled products and plates	100.00	—	100.00	100.00	—	100.00	Pohang
POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.)	Engineering and construction	52.80	—	52.80	52.80	—	52.80	Pohang
POSCO STEELEON Co., Ltd.	Coated steel manufacturing	—	56.87	56.87	—	56.96	56.96	Pohang
POSCO DX (formerly, POSCO ICT)	Computer hardware and software distribution	65.38	—	65.38	65.38	—	65.38	Pohang
POSCO Research Institute	Economic research and consulting	100.00	—	100.00	100.00	—	100.00	Seoul
POSCO WIDE Co., Ltd. (formerly, POSCO O&M Co., Ltd.)	Business facility maintenance	47.17	52.83	100.00	100.00	—	100.00	Seoul
POSCO A&C	Architecture and consulting	45.66	54.34	100.00	—	100.00	100.00	Seoul
POSCO Venture Capital Co., Ltd.	Investment in venture companies	95.00	—	95.00	100.00	—	100.00	Pohang
eNtoB Corporation	Electronic commerce	—	69.32	69.32	—	69.32	69.32	Seoul
POSCO FUTURE M CO.,LTD. (formerly, POSCO CHEMICAL CO., LTD.)	Refractories, Anode/Cathode materials manufacturing and sales	59.76	—	59.76	59.75	—	59.75	Pohang
POSCO FLOW Co., Ltd.	Transporting and warehousing	100.00	—	100.00	100.00	—	100.00	Gwangyang
POSCO M-TECH	Packing materials manufacturing and sales	—	48.85	48.85	—	48.94	48.94	Pohang
POSCO ENERGY CO., LTD.(*1)	Generation of electricity	100.00	—	100.00	—	—	—	Seoul
PNR	Steel by product manufacturing and sales	—	70.00	70.00	—	70.00	70.00	Pohang
Future Creation Fund Postech Early Stage account	Investment in venture companies	—	40.00	40.00	—	—	—	Seoul
POSCO WOMAN’S FUND	Investment in venture companies	—	40.00	40.00	—	40.00	40.00	Seoul
SPH Co., Ltd.	House manufacturing and management	—	100.00	100.00	—	—	—	Incheon

	Principal operations	Ownership (%)
		December 31, 2022			December 31, 2023
		POSCO HOLDINGS INC.	Subsidiaries	Total	POSCO HOLDINGS INC.	Subsidiaries	Total	Region
[Domestic]
POSCO Group University	Education service and real estate business	100.00	—	100.00	100.00	—	100.00	Incheon
Growth Ladder POSCO K-Growth Global Fund	Investment in venture companies	—	50.00	50.00	—	50.00	50.00	Pohang
POSCO IH (formerly, POSCO Research & Technology)	Intellectual Property Services and consulting	100.00	—	100.00	100.00	—	100.00	Seoul
TANCHEON E&E	Refuse derived fuel and power generation	—	100.00	100.00	—	100.00	100.00	Seoul
POSCO Humans	Business assistance service	—	100.00	100.00	—	100.00	100.00	Pohang
Mapo Hibroad Parking Co., Ltd.	Construction	—	71.00	71.00	—	71.00	71.00	Seoul
Busan E&E Co., Ltd.	Refuse derived fuel and power generation	70.00	—	70.00	70.00	—	70.00	Busan
POSCO INTERNATIONAL Corporation	Trading, power generation, energy & resource development and others	62.92	—	62.92	73.21	—	73.21	Incheon
Pohang Scrap Recycling Distribution Center Co., Ltd.	Steel processing and sales	—	51.00	51.00	—	51.00	51.00	Pohang
Songdo Development PMC (Project Management Company) LLC.	Housing business agency	—	100.00	100.00	—	100.00	100.00	Incheon
Korea Fuel Cell	Fuel cell	—	100.00	100.00	—	100.00	100.00	Pohang
POSCO GEM 1 st Fund	Investment in venture companies	98.81	1.19	100.00	98.81	1.19	100.00	Pohang
POSCO MOBILITY SOLUTION	STC, TMC, Plate manufacturing and sales	—	100.00	100.00	—	100.00	100.00	Cheonan
P&O Chemical Co., Ltd.	Chemical production	—	51.00	51.00	—	51.00	51.00	Gwangyang
Posco New Growth	Investment in venture companies	99.67	0.18	99.85	99.86	0.14	100.00	Seoul
IMP Fund I	Investment in venture companies	98.04	—	98.04	98.04	—	98.04	Pohang
POSCO-Pilbara LITHIUM SOLUTION Co., Ltd.	Lithium manufacturing and sales	82.00	—	82.00	82.00	—	82.00	Gwangyang
POSCO-HY Clean Metal Co., Ltd.	Non-ferrous metal smelting	—	65.00	65.00	—	65.00	65.00	Gwangyang
Consus Pf Private Real Estate Fund	REITs	—	66.67	66.67	—	66.67	66.67	—

	Principal operations	Ownership (%)
		December 31, 2022			December 31, 2023
		POSCO HOLDINGS INC.	Subsidiaries	Total	POSCO HOLDINGS INC.	Subsidiaries	Total	Region
[Domestic]
New Energy Hub	Electricity and gas supply	50.00	50.00	100.00	—	100.00	100.00	Gwangyang
Posco Busan Newdeal Fund	Investment in venture companies	—	32.00	32.00	—	32.00	32.00	Pohang
Shinan Green Energy Co., LTD	Electricity production	—	54.53	54.53	—	54.53	54.53	Shinahn
eSteel4U	Wholesales and retail	—	61.12	61.12	—	61.12	61.12	Seoul
POSCO Social Investment Fund	Investment in venture companies	20.00	50.00	70.00	20.00	50.00	70.00	Pohang
POSCO Silicon Solution Co., Ltd	Other engineering R&D industries	100.00	—	100.00	100.00	—	100.00	Sejong
Consus Pf Private Real Estate Fund No.2	Real estate development	—	66.67	66.67	—	66.67	66.67	—
POSCO GS Eco Materials Co., Ltd	Rechargeable battery	100.00	—	100.00	51.00	—	51.00	Seoul
POSCO Lithium Solution Co., Ltd.	Lithium manufacturing and sales	100.00	—	100.00	100.00	—	100.00	Gwangyang
QSONE Co.,Ltd.(*3)	Real estate rental	—	—	—	100.00	—	100.00	Seoul
POSCO PS Tech	Maintenance service	—	—	—	—	100.00	100.00	Pohang
POSCO PR Tech	Maintenance service	—	—	—	—	100.00	100.00	Pohang
POSCO PH Solution	Maintenance service	—	—	—	—	100.00	100.00	Pohang
POSCO GYS Tech	Maintenance service	—	—	—	—	100.00	100.00	Gwangyang
POSCO GYR Tech	Maintenance service	—	—	—	—	100.00	100.00	Gwangyang
POSCO GY Solution	Maintenance service	—	—	—	—	100.00	100.00	Gwangyang
PCC Facilities Component Fund	Investment Association	—	—	—	—	60.00	60.00	Pohang
POSCO HOLDINGS CVC 2nd Fund	Investment in new technologies business	—	—	—	98.80	1.20	100.00	Pohang
International Energy Expansion for Technology Innovation Fund	Investment in new technologies business	—	—	—	—	60.00	60.00	Pohang

	Principal operations	Ownership (%)						Region
		December 31, 2022			December 31, 2023
		POSCO HOLDINGS INC.	Subsidiaries	Total	POSCO HOLDINGS INC.	Subsidiaries	Total
[Foreign]
POSCO America Corporation	Research&Consulting	99.45	0.55	100.00	99.45	0.54	99.99	USA
POSCO AUSTRALIA PTY LTD	Raw material sales & mine development	100.00	—	100.00	100.00	—	100.00	Australia
POSCO Canada Ltd.	Coal sales	100.00	—	100.00	100.00	—	100.00	Canada
POSCO Asia Co., Ltd.	Finance	100.00	—	100.00	100.00	—	100.00	China
POSCO-CTPC Co., Ltd.	Steel manufacturing and sales	100.00	—	100.00	100.00	—	100.00	China
POSCO E&C Vietnam Co., Ltd.	Steel structure manufacturing and sales	—	100.00	100.00	—	100.00	100.00	Vietnam
POSCO (Zhangjiagang) Stainless Steel Co., Ltd.	Stainless steel manufacturing and sales	58.60	23.88	82.48	58.60	23.88	82.48	China
POSCO (Thailand) Company Limited	Steel manufacturing and sales	—	100.00	100.00	—	100.00	100.00	Thailand
POSCO-MKPC SDN BHD	Steel manufacturing and sales	—	70.00	70.00	—	70.00	70.00	Malaysia
Qingdao Pohang Stainless Steel Co., Ltd.	Stainless steel manufacturing and sales	70.00	30.00	100.00	70.00	30.00	100.00	China
POSCO (Suzhou) Automotive Processing Center Co., Ltd.	Steel manufacturing and sales	90.00	10.00	100.00	90.00	10.00	100.00	China
POSCO-China Qingdao Processing Center Co. Ltd.	Steel manufacturing and sales	100.00	—	100.00	100.00	—	100.00	China
POS-ORE PTY LTD	Iron ore development and sales	—	100.00	100.00	—	100.00	100.00	Australia
POSCO-China Holding Corp.	Holding company	100.00	—	100.00	100.00	—	100.00	China
POSCO JAPAN Co., Ltd.	Steel Marketing, demand development and technology research	100.00	—	100.00	100.00	—	100.00	Japan
POS-CD PTY LTD	Coal sales	—	100.00	100.00	—	—	—	Australia
POS-GC PTY LTD	Coal sales	—	100.00	100.00	—	100.00	100.00	Australia
POSCO-India Private Limited	Steel manufacturing and sales	—	100.00	100.00	—	100.00	100.00	India
POSCO-India Pune Processing Center. Pvt. Ltd.	Steel manufacturing and sales	65.00	—	65.00	65.00	—	65.00	India
POSCO Japan PC CO., LTD	Steel manufacturing and sales	—	86.12	86.12	—	86.12	86.12	Japan
POSCO-CFPC Co., Ltd.	Steel manufacturing and sales	44.66	55.34	100.00	44.66	55.34	100.00	China

	Principal operations	Ownership (%)						Region
		December 31, 2022			December 31, 2023
		POSCO HOLDINGS INC.	Subsidiaries	Total	POSCO HOLDINGS INC.	Subsidiaries	Total
[Foreign]
POSCO E&C CHINA Co., Ltd.	Civil engineering and construction	—	100.00	100.00	—	100.00	100.00	China
POSCO MPPC S.A. de C.V.	Steel manufacturing and sales	21.02	75.29	96.31	21.02	75.29	96.31	Mexico
Zhangjigang Pohang Port Co., Ltd.	Loading and unloading service	—	100.00	100.00	—	100.00	100.00	China
POSCO-VIETNAM Co., Ltd.	Steel manufacturing and sales	—	100.00	100.00	—	100.00	100.00	Vietnam
POSCO MEXICO S.A. DE C.V.	Automotive steel sheet manufacturing and sales	83.28	14.88	98.16	—	98.16	98.16	Mexico
POSCO-Poland Wroclaw Processing Center Sp. z o. o.	Steel manufacturing and sales	60.00	—	60.00	—	60.00	60.00	Poland
POS-NP PTY LTD	Coal sales	—	100.00	100.00	—	100.00	100.00	Australia
DAEWOO INTERNATIONAL SHANGHAI WAIGAOQIAO CO., LTD	Intermediary trade & bonded warehouse operation	—	100.00	100.00	—	100.00	100.00	China
PT. Bio Inti Agrindo	Forest resources development	—	85.00	85.00	—	85.00	85.00	Indonesia
POSCO ENGINEERING AND CONSTRUCTION AUSTRALIA (POSCO E&C AUSTRALIA) PTY LTD	Construction and engineering service	—	100.00	100.00	—	100.00	100.00	Australia
POSCO-TISCO (JILIN) PROCESSING CENTER Co., Ltd.	Steel manufacturing and sales	50.00	10.00	60.00	50.00	10.00	60.00	China
POSCO Thainox Public Company Limited	STS cold-rolled steel manufacturing and sales	—	74.56	74.56	—	74.56	74.56	Thailand
HUNCHUN POSCO HMM INTERNATIONAL LOGISTICS CO., LTD.	Logistics	—	81.55	81.55	—	81.55	81.55	China
POSCO INTERNATIONAL VIETNAM CO., LTD	Trading business	—	100.00	100.00	—	100.00	100.00	Vietnam
POSCO (Chongqing) Automotive Processing Center Co., Ltd.	Steel manufacturing and sales	—	100.00	100.00	—	100.00	100.00	China
SUZHOU POSCO-CORE TECHNOLOGY CO., LTD.	Component manufacturing and sales	—	100.00	100.00	—	100.00	100.00	China
PT.KRAKATAU POSCO FUTUREM (formerly, PT.Krakatau Posco Chemical Calcination)	Quicklime manufacturing and sales	—	80.00	80.00	—	80.00	80.00	Indonesia
POSCO AFRICA (PROPRIETARY) LIMITED	Mine development	100.00	—	100.00	100.00	—	100.00	South Africa

	Principal operations	Ownership (%)						Region
		December 31, 2022			December 31, 2023
		POSCO HOLDINGS INC.	Subsidiaries	Total	POSCO HOLDINGS INC.	Subsidiaries	Total
[Foreign]
POSCO DX BRASIL	IT service and engineering	—	100.00	100.00	—	—	—	Brazil
POSCO Center Beijing	Real estate development, rental and management	—	100.00	100.00	—	100.00	100.00	China
POSCO-Malaysia SDN. BHD.	Steel manufacturing and sales	—	95.42	95.42	—	95.42	95.42	Malaysia
PT KRAKATAU BLUE WATER	Wastewater treatment facilities operation and maintenance	—	67.00	67.00	—	67.00	67.00	Indonesia
POSCO INTERNATIONAL MYANMAR CO., LTD.	Trading business	—	100.00	100.00	—	100.00	100.00	Myanmar
POSCO-Italy Processing Center	Stainless steel sheet manufacturing and sales	88.89	11.11	100.00	88.89	11.11	100.00	Italy
Myanmar POSCO C&C Company, Limited.	Steel manufacturing and sales	—	70.00	70.00	—	70.00	70.00	Myanmar
POSCO DX VIETNAM	IT service and electric control engineering	—	100.00	100.00	—	100.00	100.00	Vietnam
POSCO INTERNATIONAL GLOBAL DEVELOPMENT PTE.LTD.	Real estate development	—	75.00	75.00	—	75.00	75.00	Singapore
Myanmar POSCO Engineering & Construction Company, Limited.	Construction and engineering service	—	100.00	100.00	—	100.00	100.00	Myanmar
POS-Minerals Corporation	Mine development management and sales	—	100.00	100.00	—	100.00	100.00	USA
POSCO(Wuhu) Automotive Processing Center Co., Ltd.	Steel manufacturing and sales	68.57	31.43	100.00	68.57	31.43	100.00	China
POSCO Engineering and Construction India Private Limited	Civil engineering and construction	—	100.00	100.00	—	100.00	100.00	India
POSCO COATED STEEL (THAILAND) CO., LTD.	Vehicle steel manufacturing and sales	—	100.00	100.00	—	100.00	100.00	Thailand
POSCO INTERNATIONAL AMARA Co., Ltd.	Real estate development	—	85.00	85.00	—	85.00	85.00	Myanmar
POSCO WIDE-CHINA CO., LTD	Business facility maintenance	—	100.00	100.00	—	100.00	100.00	China
POSCO-Mexico Villagran Wire-rod Processing Center	Steel manufacturing and sales	56.75	10.00	66.75	—	66.75	66.75	Mexico
POSCO ChengDu Processing Center	Steel manufacturing and sales	—	43.00	43.00	—	43.00	43.00	China

	Principal operations	Ownership (%)						Region
		December 31, 2022			December 31, 2023
		POSCO HOLDINGS INC.	Subsidiaries	Total	POSCO HOLDINGS INC.	Subsidiaries	Total
[Foreign]
POSCO(Suzhou) Steel Processing Center CO., LTD.	Steel manufacturing and sales	—	100.00	100.00	—	100.00	100.00	China
POSCO E&C SMART S DE RL DE CV	Civil engineering and construction	—	100.00	100.00	—	100.00	100.00	Mexico
POSCO Philippine Manila Processing Center, Inc.	Steel manufacturing and sales	—	100.00	100.00	—	100.00	100.00	Philippines
POSCO E&C HOLDINGS CO., Ltd.	Holding company	—	100.00	100.00	—	100.00	100.00	Thailand
POSCO INTERNATIONAL POWER (PNGLAE) LTD.	Electricity production	—	100.00	100.00	—	100.00	100.00	Papua New Guinea
PT.KRAKATAU POSCO SOCIAL ENTERPRISE SERVICES INDONESIA	Social enterprise	—	100.00	100.00	—	99.91	99.91	Indonesia
Ventanas Philippines Construction Inc	Construction	—	100.00	100.00	—	100.00	100.00	Philippines
SANPU TRADING Co., Ltd.	Raw material trading	—	70.04	70.04	—	70.04	70.04	China
Zhangjiagang BLZ Pohang International Trading	Steel Intermediate trade	—	100.00	100.00	—	100.00	100.00	China
POSCO RU Limited Liability Company	Trade and business development	100.00	—	100.00	100.00	—	100.00	Russia
GOLDEN LACE POSCO INTERNATIONAL CO., LTD.	Rice processing	—	60.00	60.00	—	60.00	60.00	Myanmar
POSCO DX China CO., LTD	IT service and DVR business	—	100.00	100.00	—	100.00	100.00	China
Pos-Sea Pte Ltd	Steel Intermediate trade	—	100.00	100.00	—	100.00	100.00	Singapore
POSCO Europe Steel Distribution Center	Logistics & Steel sales	—	70.00	70.00	—	70.00	70.00	Slovenia
POSCO ENGINEERING (THAILAND) CO., LTD.	Construction and engineering service	—	100.00	100.00	—	100.00	100.00	Thailand
POSCO VST CO., LTD.	Stainless steel sheet manufacturing and sales	95.65	—	95.65	95.65	—	95.65	Vietnam
POSCO INTERNATIONAL UKRAINE, LLC.	Grain sales	—	100.00	100.00	—	100.00	100.00	Ukraine
Zhangjiagang Pohang Refractories Co., Ltd.	Refractory materials sales & furnace maintenance	—	51.00	51.00	—	51.00	51.00	China
POSCO Maharashtra Steel Private Limited	Steel manufacturing and sales	100.00	—	100.00	100.00	—	100.00	India
POSCO INDIA PROCESSING CENTER PRIVATE LIMITED	Steel manufacturing and sales	93.34	1.98	95.32	93.34	1.98	95.32	India
POSCO TNPC Otomotiv Celik San. Ve Tic. A.S	Steel manufacturing and sales	—	100.00	100.00	—	100.00	100.00	Turkiye

	Principal operations	Ownership (%)						Region
		December 31, 2022			December 31, 2023
		POSCO HOLDINGS INC.	Subsidiaries	Total	POSCO HOLDINGS INC.	Subsidiaries	Total
[Foreign]
POSCO Vietnam Processing Center Joint Stock Company	Steel manufacturing and sales	94.05	5.95	100.00	84.04	15.96	100.00	Vietnam
POSCO(Liaoning) Automotive Processing Center Co., Ltd.	Steel manufacturing and sales	90.00	10.00	100.00	90.00	10.00	100.00	China
POSCO-Indonesia Jakarta Processing Center	Steel manufacturing and sales	70.51	21.69	92.20	—	92.20	92.20	Indonesia
PT.MOTTA RESOURCES INDONESIA	Mine development	65.00	—	65.00	65.00	—	65.00	Indonesia
POSCO TMC INDIA PRIVATE LIMITED	Steel manufacturing and sales	—	100.00	100.00	—	100.00	100.00	India
POSCO AMERICA ALABAMA PROCESSING CENTER CO., LTD.	Steel manufacturing and sales	—	97.80	97.80	—	97.80	97.80	USA
POSCO(Yantai) Automotive Processing Center Co., Ltd.	Steel manufacturing and sales	90.00	10.00	100.00	90.00	10.00	100.00	China
POSCO India Steel Distribution Center Private Ltd.	Steel logistics	—	100.00	100.00	—	100.00	100.00	India
POSCO YAMATO VINA STEEL JOINT STOCK COMPANY	Steel manufacturing and sales	—	51.00	51.00	—	51.00	51.00	Vietnam
PT.POSCO DX INDONESIA	IT service and electric control engineering	—	66.99	66.99	—	66.99	66.99	Indonesia
POSCO NCR Coal Ltd.	Coal sales	—	100.00	100.00	—	100.00	100.00	Canada
POSCO WA PTY LTD	Iron ore sales & mine development	100.00	—	100.00	100.00	—	100.00	Australia
POSCO AUSTRALIA GP PTY LIMITED	Resource development	—	100.00	100.00	—	100.00	100.00	Australia
PT. KRAKATAU POSCO ENERGY	Electricity production construction and operation	—	90.00	90.00	—	55.00	55.00	Indonesia
POSCO INTERNATIONAL AMERICA CORP.	Trading business	—	100.00	100.00	—	100.00	100.00	USA
POSCO INTERNATIONAL Deutschland GMBH	Trading business	—	100.00	100.00	—	100.00	100.00	Germany
POSCO INTERNATIONAL JAPAN CORP.	Trading business	—	100.00	100.00	—	100.00	100.00	Japan
POSCO INTERNATIONAL SINGAPORE PTE. LTD.	Trading business	—	100.00	100.00	—	100.00	100.00	Singapore
POSCO INTERNATIONAL ITALIA S.R.L.	Trading business	—	100.00	100.00	—	100.00	100.00	Italy
POSCO INTERNATIONAL (CHINA) CO., LTD	Trading business	—	100.00	100.00	—	100.00	100.00	China
POSCO INTERNATIONAL TEXTILE LLC.	Textile manufacturing	—	100.00	100.00	—	100.00	100.00	Uzbekistan

	Principal operations	Ownership (%)						Region
		December 31, 2022			December 31, 2023
		POSCO HOLDINGS INC.	Subsidiaries	Total	POSCO HOLDINGS INC.	Subsidiaries	Total
[Foreign]
POSCO INTERNATIONAL AUSTRALIA HOLDINGS PTY. LTD.	Resource development	—	100.00	100.00	—	100.00	100.00	Australia
POSCO MAURITIUS LIMITED	Coal development and sales	—	100.00	100.00	—	100.00	100.00	Mauritius
PT. KRAKATAU POSCO	Steel manufacturing and sales	50.00	—	50.00	—	50.00	50.00	Indonesia
POSCO INTERNATIONAL MEXICO, S.A de C.V..	Trading business	—	100.00	100.00	—	100.00	100.00	Mexico
POSCO INTERNATIONAL MALAYSIA SDN BHD	Trading business	—	100.00	100.00	—	100.00	100.00	Malaysia
PT.POSCO INDONESIA INTI	Consulting	100.00	—	100.00	100.00	—	100.00	Indonesia
POSCO INTERNATIONAL SHANGHAI CO., LTD.	Trading business	—	100.00	100.00	—	100.00	100.00	China
PGSF, L.P.	Investment in bio tech Industry	—	100.00	100.00	—	—	—	USA
POSCO INTERNATIONAL INDIA PVT., LTD	Trading business	—	100.00	100.00	—	100.00	100.00	India
POSCO(Dalian) IT Center Development Co., Ltd.	Real estate development and investment	—	100.00	100.00	—	100.00	100.00	China
PT. POSCO E&C INDONESIA	Civil engineering and construction	—	100.00	100.00	—	100.00	100.00	Indonesia
HUME COAL PTY LTD	Raw material manufacturing	—	100.00	100.00	—	100.00	100.00	Australia
Brazil Sao Paulo Steel Processing Center	Steel manufacturing and sales	—	76.00	76.00	—	76.00	76.00	Brazil
POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA.	Construction	—	100.00	100.00	—	100.00	100.00	Brazil
POSCO ASSAN TST STEEL INDUSTRY Inc	Steel manufacturing and sales	60.00	10.00	70.00	60.00	10.00	70.00	Turkiye
HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd.	Real estate development and investment	—	100.00	100.00	—	100.00	100.00	Hongkong
JB CLARK HILLS	Apartment construction	—	70.00	70.00	—	70.00	70.00	Philippines
POS-LT Pty Ltd	Lithium mining investment	—	100.00	100.00	—	100.00	100.00	Australia
ZHEJIANG POSCO-HUAYOU ESM CO., LTD	Anode material manufacturing	18.70	41.30	60.00	14.67	45.33	60.00	China
POSCO Argentina S.A.U.	Mineral exploration/manufacturing/sales	100.00	—	100.00	100.00	—	100.00	Argentina
GRAIN TERMINAL HOLDING PTE. LTD.	Trading business	—	75.00	75.00	—	75.00	75.00	Singapore
Mykolaiv Milling Works PJSC.	Grain trading	—	100.00	100.00	—	100.00	100.00	Ukraine

	Principal operations	Ownership (%)						Region
		December 31, 2022			December 31, 2023
		POSCO HOLDINGS INC.	Subsidiaries	Total	POSCO HOLDINGS INC.	Subsidiaries	Total
[Foreign]
Yuzhnaya Stevedoring Company Limited LLC.	Cargo handling	—	100.00	100.00	—	100.00	100.00	Ukraine
Posco International (Thailand) Co., Ltd.	Trade	—	100.00	100.00	—	100.00	100.00	Thailand
PT POSCO INTERNATIONAL INDONESIA	Trade	—	100.00	100.00	—	100.00	100.00	Indonesia
PEC POWERCON SDN. BHD.	Construction and engineering service	—	100.00	100.00	—	100.00	100.00	Malaysia
Poland Legnica Sourcing Center Sp. z o.o	Non-ferrous metal Smetling	100.00	—	100.00	100.00	—	100.00	Poland
POSCO INTERNATIONAL E&P MALAYSIA SDN. BHD.	Extraction of Crude petroleum and Natural gas	—	100.00	100.00	—	100.00	100.00	Malaysia
AGPA PTE. LTD.	Holding company	—	100.00	100.00	—	100.00	100.00	Singapore
Senex Holdings PTY LTD(*2)	Resource Development	—	50.10	50.10	—	50.10	50.10	Australia
Posco International Mexico e-Mobility S.A DE C.V.	Electric Vehicle Parts Manufacturing	—	100.00	100.00	—	100.00	100.00	Mexico
Posco Future Materials Canada Inc. (formerly, POSCO CHEMICAL CANADA INC)	Holding company	—	100.00	100.00	—	100.00	100.00	Canada
ULTIUM CAM GP INC.	Holding company	—	85.00	85.00	—	85.00	85.00	Canada
ULTIUM CAM LIMITED PARTNERSHIP	Anode material manufacturing	—	85.00	85.00	—	85.00	85.00	Canada
POSCO(Wuhan) Automotive Processing Center Co.,Ltd	Steel manufacturing and sales	68.57	31.43	100.00	68.57	31.43	100.00	China
POSCO BRAZIL LTDA	Office Administration, Management Consulting	—	100.00	100.00	—	100.00	100.00	Brazil
Port Hedland Green Steel Pty Ltd	Iron and steel manufacturing	—	—	—	—	100.00	100.00	Australia
PT AGPA REFINERY COMPLEX	Animal/vegetable oil manufacturing	—	—	—	—	60.00	60.00	Indonesia
POSCO MOBILITY SOLUTION POLAND Sp. z o.o.,	Manufacturing, automobile motor parts	—	—	—	—	100.00	100.00	Poland
PT POSCO INTERNATIONAL ENP INDONESIA	Crude oil and natural gas	—	—	—	—	100.00	100.00	Indonesia
POSCO INTERNATIONAL E&P USA Inc.	Carbon capture and storage, resource development	—	—	—	—	100.00	100.00	USA
POSCO FLOW CANADA INC.	Transporting and warehousing	—	—	—	—	100.00	100.00	Canada
POSCO FLOW (Shanghai) Co.,Ltd	Transporting	—	—	—	—	100.00	100.00	China

(*1)	POSCO ENERGY CO., LTD. was merged into POSCO INTERNATIONAL Corporation as of January 1, 2023.
(*2)	Senex Holdings PTY LTD includes 22 subsidiaries including Senex Energy Limited.
(*3)
During the year ended December 31, 2023, the Company acquired an additional 50% of the shares held by external shareholders of QSONE Co.,Ltd., which was previously classified as investment in associate. Accordingly, the entity was newly included in consolidated subsidiary due to obtaining control of the entity.

The controlling company’s interests in the subsidiaries decreased by
￦
7,827 million (POSCO FUTURE M CO.,LTD. and others) and increased
￦
250,363
million (POSCO INTERNATIONAL Corporation and others) in 2022 and 2023, respectively, as a result of changes in the Company’s ownership investment in subsidiaries that did not result in a loss of control.
POSCO HOLDINGS INC. received dividends of
￦
122,838 million and
￦
441,113 million from its subsidiaries in aggregate in 2022 and 2023, respectively.
As of December 31, 2023, there are no restrictions on the ability of subsidiaries to transfer funds to the controlling company, such as in the form of cash dividends, repayment of loans or payment of advances.

(c)	Details of non-controlling interest as of and for the years ended December 31, 2021, 2022 and 2023 are as follows:

1)	December 31, 2021

(in millions of Won)	POSCO INTERNATIONAL Corporation		PT. KRAKATAU POSCO	POSCO FUTURE M Co., LTD	POSCO Eco & Challenge CO., LTD.	POSCO DX CO., LTD.	Others	Total
Current assets	￦	5,952,771	968,129	2,071,307	5,221,691	423,422	9,496,214	24,133,534
Non-current assets		3,322,590	2,388,139	1,708,558	1,929,362	185,508	4,772,409	14,306,566
Current liabilities		(4,537,785)	(1,155,003)	(604,333)	(3,100,971)	(263,794)	(7,918,852)	(17,580,738)
Non-current liabilities		(1,666,455)	(1,778,668)	(835,222)	(1,306,648)	(10,051)	(1,706,779)	(7,303,823)
Equity		3,071,121	422,597	2,340,310	2,743,434	335,085	4,642,992	13,555,539
Non-controlling interests		1,138,360	126,779	942,660	1,294,925	116,000	1,542,960	5,161,684
Sales		30,545,740	2,694,601	1,939,524	6,693,933	832,127	28,538,963	71,244,888
Profit (loss) for the period		223,845	500,801	128,960	266,821	(18,802)	690,197	1,791,822
Profit (loss) attributable to non-controlling interests		82,972	150,240	51,944	125,942	(6,509)	189,590	594,179
Cash flows from operating activities		(235,359)	151,393	36,745	113,021	(18,494)	130,828	178,134
Cash flows from investing activities		(91,619)	(4,022)	(639,965)	(243,463)	(17,309)	(86,585)	(1,082,963)
Cash flows from financing activities (before dividends to non-controlling interest)		279,529	(81,187)	595,521	36,359	(226)	9,604	839,600
Dividend to non-controlling interest		(32,004)	—	(7,370)	(9,867)	(2,628)	(7,671)	(59,540)
Effect of exchange rate fluctuation on cash held		1,937	3,916	6	3,048	3	6,216	15,126
Net increase (decrease) in cash and cash equivalents		(77,516)	70,100	(15,063)	(100,902)	(38,654)	52,392	(109,643)

2)	December 31, 2022

(in millions of Won)	POSCO INTERNATIONAL Corporation		PT. KRAKATAU POSCO	POSCO FUTURE M Co., LTD	POSCO Eco & Challenge CO., LTD.	POSCO DX CO., LTD.	Others	Total
Current assets	￦	5,289,899	1,125,123	1,832,804	5,326,049	585,766	10,305,149	24,464,790
Non-current assets		3,470,861	3,062,378	2,261,649	2,033,432	226,598	7,264,540	18,319,458
Current liabilities		(3,809,495)	(2,486,616)	(920,656)	(3,372,310)	(419,452)	(8,680,121)	(19,688,650)
Non-current liabilities		(2,203,923)	(834,456)	(938,447)	(1,076,909)	(4,431)	(2,094,774)	(7,152,940)
Equity		2,747,342	866,429	2,235,350	2,910,262	388,481	6,794,794	15,942,658
Non-controlling interests		1,018,764	433,214	899,416	1,373,670	134,484	2,480,625	6,340,173
Sales		32,532,465	3,006,300	3,041,287	8,376,559	1,101,037	34,933,760	82,991,408
Profit (loss) for the period		323,749	140,967	114,365	174,061	42,832	269,926	1,065,900
Profit (loss) attributable to non-controlling interests		120,052	70,483	46,016	82,158	14,828	106,091	439,628
Cash flows from operating activities		480,927	342,484	(27,009)	(54,506)	(594)	68,906	810,208
Cash flows from investing activities		(389,092)	(372,345)	(26,492)	160,750	3,973	(619,072)	(1,242,278)
Cash flows from financing activities (before dividends to non-controlling interest)		136,954	(115,046)	107,266	154,946	(561)	614,001	897,560
Dividend to non-controlling interest		(36,585)	—	(9,360)	(14,800)	(2,628)	(16,921)	(80,294)
Effect of exchange rate fluctuation on cash held		853	12,690	(2,469)	(450)	(35)	(1,412)	9,177
Net increase (decrease) in cash and cash equivalents		193,057	(132,217)	41,936	245,940	155	45,502	394,373

3)	December 31, 2023

(in millions of Won)	POSCO INTERNATIONAL Corporation		PT. KRAKATAU POSCO	POSCO FUTURE M Co., LTD	POSCO Eco & Challenge CO., LTD.	POSCO DX CO., LTD.	Others	Total
Current assets	￦	5,717,154	810,988	2,049,879	6,097,118	561,725	10,280,517	25,517,381
Non-current assets		5,787,515	2,664,861	3,056,029	2,040,682	184,667	8,086,165	21,819,919
Current liabilities		(4,379,238)	(1,318,286)	(1,221,829)	(4,742,476)	(328,558)	(8,445,386)	(20,165,773)
Non-current liabilities		(2,938,204)	(1,429,590)	(2,228,191)	(522,622)	14,841	(2,680,943)	(9,784,709)
Equity		4,187,227	727,973	1,655,888	3,142,702	432,675	7,240,353	17,386,818
Non-controlling interests		1,121,823	363,987	666,420	1,483,382	149,812	2,600,462	6,385,886
Sales		28,542,084	3,130,551	4,457,201	9,465,614	1,439,715	29,630,513	76,665,678
Profit (loss) for the period		528,592	72,609	63,024	188,645	88,104	(400,634)	540,340
Profit (loss) attributable to non-controlling interests		141,618	36,304	25,365	89,042	30,506	(143,784)	179,051
Cash flows from operating activities		258,910	182,199	(193,324)	(168,120)	7,257	95,392	182,314
Cash flows from investing activities		53,876	(13,992)	(389,075)	192,970	6,832	(334,276)	(483,665)
Cash flows from financing activities (before dividends to non-controlling interest)		(324,134)	(154,212)	577,158	63,164	(319)	330,622	492,279
Dividend to non-controlling interest		(47,765)	—	(9,344)	(9,867)	(3,941)	(19,963)	(90,880)
Effect of exchange rate fluctuation on cash held		651	46	(1)	260	(63)	864	1,757
Net increase (decrease) in cash and cash equivalents		(58,462)	14,041	(14,586)	78,407	9,766	72,639	101,805

(d)	Details of associates and joint ventures

1)	Associates
Details of associates as of December 31, 2022 and 2023 are as follows:

		Ownership (%)		Region
Investee	Category of business	2022	2023
[Domestic]
New Songdo International City Development, LLC	Real estate rental	29.90	29.90	Incheon
Gale International Korea, LLC	Real estate rental	29.90	29.90	Incheon
SNNC	Raw material manufacturing and sales	49.00	49.00	Gwangyang
KONES, Corp.	Technical service	26.72	27.41	Gyeongju
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd	Real estate development	29.53	29.53	Chungju
DAEHO GLOBAL MANAGEMENT CO., LTD.	Investment advisory service	35.82	35.82	Pohang
Mokpo Deayang Industrial Corporation(*3)	Real estate development and rental	27.40	—	Mokpo
Gunggi Green Energy(*1)	Electricity generation	19.00	19.00	Hwaseong
Pohang Special Welding Co.,Ltd.	Welding material and tools manufacturing and sales	50.00	50.00	Pohang
EQP POSCO Global NO1 Natural Resources Private Equity Fund	Investment in new technologies	27.23	27.23	Seoul
KC Chemicals CORP.(*1)	Machinery manufacturing	18.76	18.76	Hwaseong
POSTECH Social Enterprise Fund(*3)	Investment in new technologies	9.17	—	Seoul
QSONE Co.,Ltd.(*5)	Real estate rental	50.00	—	Seoul
Chun-cheon Energy Co., Ltd	Electricity generation	49.10	49.10	Chuncheon
Noeul Green Energy(*1)	Electricity generation	10.00	10.00	Seoul
Posco-IDV Growth Ladder IP Fund(*1)	Investment in new technologies	17.86	17.86	Seoul
DaeSung SnM Co., Ltd.(*1) (formerly, Daesung Steel)	Steel sales	17.54	17.54	Busan
Pohang E&E Co., LTD	Investment in waste energy	30.00	30.00	Pohang
POSCO Energy Valley Fund	Investment in new technologies	20.00	22.08	Pohang
Hyundai Invest Guggenheim CLO Qualified Private Special Asset Trust No.2(*4)	Investment in new technologies	38.57	—	Seoul
Posco Agri-Food Export Fund	Investment in new technologies	30.00	30.00	Seoul
Posco Culture Contents Fund	Investment in new technologies	31.67	31.67	Seoul
PCC Amberstone Private Equity Fund 1(*1)	Investment in new technologies	8.80	8.80	Seoul
UITrans LRT Co., Ltd.	Transporting	38.19	38.19	Seoul
POSCO Advanced Technical Staff Fund(*1)	Investment in new technologies	15.86	15.87	Seoul
POSCO 4th Industrial Revolution Fund(*1)	Investment in new technologies	19.05	19.05	Seoul
Pureun Tongyeong Enviro Co., Ltd.	Sewerage treatment	20.40	20.40	Tongyeong
Pure Gimpo Co., Ltd.	Construction	28.79	28.79	Gimpo
Posgreen Co., Ltd.(*1)	Lime and plaster manufacturing	19.00	19.00	Gwangyang
Clean Iksan Co., Ltd.	Construction	23.50	23.50	Iksan
Innovalley Co., Ltd.	Real estate development	28.77	29.48	Yongin
BLUE OCEAN Private Equity Fund	Private equity financial	27.52	27.52	Seoul
Pocheon-Hwado Highway Corp.	Investment in Expressway	27.64	27.89	Incheon
INNOPOLIS Job Creation Fund II(*1)	Investment in new technologies	6.13	6.13	Seoul
Samcheok Blue Power Co.,Ltd.	Generation of electricity	34.00	34.00	Samcheok
INKOTECH, INC.(*1)	Electricity generation and sales	10.00	10.00	Seoul
PCC Social Enterprise Fund II(*1)	Investment in new technologies business	16.67	16.67	Seoul
PCC Amberstone Private Equity Fund II(*4)	Private equity trust	19.91	—	Seoul
PCC-Conar No.1 Fund(*1)	Investment in new technologies business	15.34	15.49	Pohang

		Ownership (%)		Region
Investee	Category of business	2022	2023
[Domestic]
HYOCHUN Co., Ltd(*1)	Screen door operation and other	18.00	18.00	Seoul
IBKC-PCC 1st Fund(*1)	Investment in new technologies business	18.18	18.18	Pohang
2019 PCC Materials and Parts Fund(*3)	Investment in new technologies business	8.70	—	Pohang
PCC-Woori LP secondary Fund(*1)	Investment in new technologies business	18.85	18.85	Pohang
CURO CO.,LTD.(*4)	Manufacturing, construction	0.53	—	Ulsan
Link City PFV Inc.	Contruction, housing construction and sales	44.00	44.00	Uijeongbu
BNH-POSCO Bio Healthcare Fund(*1)	Investment in new technologies business	18.14	18.14	Pohang
PCC-BM Project Fund(*1)	Investment in new technologies business	8.77	8.77	Pohang
Energy Innovation Fund I(*1)	Investment in new technologies business	10.11	10.11	Pohang
Consus PS development Professional Private Real Estate Fund	Real estate development	50.00	50.00	Seoul
POSTECH Holdings 4th Fund	Private Investment Association	40.00	40.00	Pohang
SNU STH IP Fund	Private Investment Association	33.33	33.33	Seoul
PCC-BM Project Fund 2(*1)	Investment in new technologies business	13.70	13.70	Pohang
G&G Technology Innovation Fund No.1(*1)	Investment in new technologies business	13.97	13.97	Seongnam
NPX-PCC Edutech Fund(*3)	Investment in new technologies business	19.96	—	Pohang
C&-PCC I Fund(*3)	Investment in new technologies business	0.68	—	Pohang
2020 POSCO-MOORIM Bio New Technology Fund(*3)	Investment in new technologies business	5.00	—	Pohang
PCC-KAI Secondary I Fund(*1)	Investment in new technologies business	19.12	19.12	Seoul
2021 PCC Bio New Technology Fund(*1)	Investment in new technologies	5.45	5.45	Pohang
Consus BG Private Real Estate Fund No.2	Real estate development	50.00	50.00	Seoul
Consus OS Private Real Estate Fund(*3)	Real estate development	50.00	—	Seoul
Consus NewDeal Infra Development Specialized Private Special Asset Investment Trust 1	Investment Association	40.00	40.00	Seoul
Hybrid ESG Secondary Venture No.1(*1)	Investment Association	18.27	18.27	Pohang
PCC-Bailey Project Fund(*1)	Investment in new technologies business	7.27	7.27	Pohang
CR Inotech Co., Ltd.(*1)	Manufacturing	19.00	19.00	Gwangyang
Posco JK Solid Solution Co., ltd.	Material manufacturing for rechargeable battery	40.00	40.00	Yangsan
PCC-Xinova PRE-IPO Fund(*1)	Investment in new technologies business	9.09	9.09	Pohang
Erae Ams Co.,Ltd.(*4)	Automotive parts manufacturing	16.66	—	Daegu
Consus OS Private Real Estate Fund 2(*2)	Real estate development	—	50.00	Seoul
[Foreign]
POSCHROME (PROPRIETARY) LIMITED	Raw material manufacturing and sales	50.00	50.00	South Africa
CAML RESOURCES PTY LTD	Raw material manufacturing and sales	33.34	33.34	Australia
Nickel Mining Company SAS	Raw material manufacturing and sales	49.00	49.00	New Caledonia
PT. Wampu Electric Power	Construction and civil engineering	20.00	20.00	Indonesia
POSK(Pinghu) Steel Processing Center Co., Ltd.	Steel processing and sales	20.00	20.00	China
PT.INDONESIA POS CHEMTECH CHOSUN Ref	Refractory manufacturing and sales	30.19	30.19	Indonesia
NS-Thainox Auto Co., Ltd.	Stainless sales and transporting	49.00	49.00	Thailand
PT. Tanggamus Electric Power(*1)	Construction and civil engineering	17.50	17.50	Indonesia
LLP POSUK Titanium	Titanium manufacturing and sales	35.30	35.30	Kazakhstan
IMFA ALLOYS FINLEASE LTD	Raw material manufacturing and sales	24.00	24.00	India
KRAKATAU POS-CHEM DONG-SUH CHEMICAL(*1)	Chemical by-product manufacturing and sales	19.00	19.00	Indonesia
9404-5515 Quebec Inc.	Investments management	25.85	25.85	Canada
Hamparan Mulya	Resource development	45.00	45.00	Indonesia
POS-SEAHSTEELWIRE(TIANJIN)CO.,Ltd.	Steel manufacturing and sales	25.00	25.00	China
Eureka Moly LLC	Raw material manufacturing and sales	20.00	20.00	USA

		Ownership (%)		Region
Investee	Category of business	2022	2023
[Foreign]
KIRIN VIETNAM CO., LTD(*1)	Panel manufacturing	19.00	19.00	Vietnam
POSCO SeAH Steel Wire(Nantong) Co., Ltd.	Steel processing and sales	25.00	25.00	China
POS-SeAH Steel Wire (Thailand) Co., Ltd.	Steel manufacturing and sales	25.00	25.00	Thailand
Jupiter Mines Limited(*1)	Resource development	6.89	6.89	Australia
SAMHWAN VINA CO., LTD(*1)	Steel manufacturing and sales	19.00	17.26	Vietnam
Saudi-Korean Company for Maintenance Properties Management LLC(*1)	Building management	19.00	19.00	Saudi Arabia
NCR LLC	Coal sales	22.10	22.10	Canada
AMCI (WA) PTY LTD	Iron ore sales & mine development	49.00	49.00	Australia
SHANGHAI LANSHENG DAEWOO CORP.	Trading	49.00	49.00	China
SHANGHAI WAIGAOQIAO FREE TRADE ZONE LANSHENG DAEWOO IN’L TRADING CO., LTD.	Trading	49.00	49.00	China
General Medicines Company Ltd.	Medicine manufacturing and sales	33.00	33.00	Sudan
KOREA LNG LTD.	Gas production and sales	20.00	20.00	England
AES Mong Duong Power Company Limited	Electricity generation	30.00	30.00	Vietnam
South-East Asia Gas Pipeline Company Ltd.	Pipeline construction and management	25.04	25.04	Myanmar
GLOBAL KOMSCO Daewoo LLC	Cotton celluloid manufacturing and sales	35.00	35.00	Uzbekistan
POSCO-Poggenamp Electrical Steel Pvt. Ltd.	Steel processing and sales	26.00	26.00	India
Qingdao Pohang DGENX Stainless SteelPipeCo., Ltd	Exhaust meter manufacturing	40.00	40.00	China
SHINPOONG DAEWOO PHARMA VIETNAM CO.,LTD(*1)	Medicine production	3.42	3.42	Vietnam
ZHEJIANG HUAYOU-POSCO ESM CO., LTD	Anode material Production	40.00	40.00	China
MONG DUONG FINANCE HOLDINGS B.V.	Financial Holdings	30.00	30.00	Netherlands
FQM Australia Holdings Pty Ltd	Non-ferrous metal Mining	30.00	24.32	Australia
Qingdao ZhongShou New Energy Technology Co.,Ltd(*1)	Artificial Graphite manufacturing	13.01	13.00	China
Black Rock Mining LTD(*1)	Mining	12.90	11.72	Australia
Inner Mongolia Sinuo New Material Technology Co.,Ltd(*1)	Artificial Graphite manufacturing	12.85	12.85	China
ZHANGJIAGANG XIAO-SHA COIL SERVICE CENTER CO.,LTD(*1)	Steel processing and sales	17.50	17.50	China
TMK Gulf International Pipe Industry L.L.C.(*4)	Manufacturing	6.77	—	Oman

(*1)	The Company has determined that it has significant influence even though the Company’s percentage of ownership is less than 20% considering the composition of board of directors.
(*2)	During the year ended December 31, 2023, the entity was newly included as an associate.
(*3)	During the year ended December 31, 2023, the entities were excluded from associates due to liquidation.
(*4)	During the year ended December 31, 2023, the entities were excluded from associates due to sale of interest, etc.
(*5)	During the year ended December 31, 2023, the entities were excluded from associates and classified as a subsidiary due to the whole acquisition of external shareholders.

2)	Joint ventures
Details of joint ventures as of December 31, 2022 and 2023 are as follows:

		Ownership (%)
Investee	Category of business	2022	2023	Region
[Domestic]
POSCO MC MATERIALS (formerly, POSCO MITSUBISHI CARBON TECHNOLOGY)	Steel processing and sales	60.00	60.00	Gwangyang
POSCO-KB Shipbuilding Restructuring Fund	Investment in new technologies	18.75	18.75	Seoul
POSCO-NSC Venture Fund	Investment in new technologies	16.67	16.67	Seoul
PoscoPlutus Project 3rd Project fund	Investment in new technologies	5.96	5.96	Seoul
PCC Bio 2nd Fund	Investment in new technologies	19.72	19.72	Seoul
Union PCC Portfolio Fund	Investment in new technologies	14.12	14.12	Seoul
Eco Energy Solution Co., ltd.	Service	50.00	50.00	Seoul
[Foreign]
KOBRASCO	Steel materials manufacturing and sales	50.00	50.00	Brazil
CSP—Compania Siderurgica do Pecem(*1)	Steel manufacturing and sales	20.00	—	Brazil
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.	Steel processing and sales	25.00	25.00	China
POSCO-SAMSUNG-Slovakia Processing Center	Steel processing and sales	30.00	30.00	Slovakia
YULCHON MEXICO S.A. DE C.V.	Tube for automobile manufacturing	11.85	11.85	Mexico
Hyunson Engineering & Construction HYENCO	Construction	4.89	4.89	Algeria
POSCO E&C Saudi Arabia	Civil engineering and construction	40.00	40.00	Saudi Arabia
Pos-Austem Suzhou Automotive Co., Ltd	Automotive parts manufacturing	19.90	19.90	China
POS-InfraAuto (Suzhou) Co., Ltd	Automotive parts manufacturing	16.20	16.20	China
POS-AUSTEM YANTAI AUTOMOTIVE CO., LTD	Automotive parts manufacturing	11.10	11.10	China
POS-AUSTEM WUHAN AUTOMOTIVE CO., LTD	Automotive parts manufacturing	7.43	7.43	China
DMSA/AMSA	Energy & resource development	3.89	3.89	Madagascar
Roy Hill Holdings Pty Ltd	Energy & resource development	12.50	12.50	Australia
POSCO-NPS Niobium LLC	Mine development	50.00	50.00	USA
HBIS-POSCO Automotive Steel Co., Ltd	Steel manufacturing and sales	50.00	50.00	China
PT NICOLE METAL INDUSTRY(*2)	Nickel smelting	—	49.00	Indonesia

(*1)	During the year ended December 31, 2023, the entity was excluded from joint ventures due to sales of interest.
(*2)	During the year ended December 31, 2023, the entity was newly included as a joint venture.

(e)	Newly included subsidiaries
Consolidated subsidiaries acquired or newly established during the year ended December 31, 2023 are as follows:

Company	Date of addition	Ownership (%)	Reason
QSONE Co., Ltd.	March 2023	100.00	Reclassification from associate
POSCO PS Tech	April 2023	100.00	New establishment
POSCO PR Tech	April 2023	100.00	New establishment
POSCO PH Solution	April 2023	100.00	New establishment
POSCO GYS Tech	April 2023	100.00	New establishment
POSCO GYR Tech	April 2023	100.00	New establishment
POSCO GY Solution	April 2023	100.00	New establishment
PT AGPA REFINERY COMPLEX	May 2023	100.00	New establishment
Port Hedland Green Steel Pty Ltd	June 2023	100.00	New establishment
POSCO MOBILITY SOLUTION POLAND Sp. z o.o.,	July 2023	100.00	New establishment
PCC Facilities Component Fund	July 2023	60.00	New establishment
PT POSCO INTERNATIONAL ENP INDONESIA	September 2023	100.00	New establishment
POSCO INTERNATIONAL E&P USA Inc.	October 2023	100.00	New establishment
POSCO FLOW CANADA INC.	November 2023	100.00	New establishment
POSCO FLOW (Shanghai) Co.,Ltd	December 2023	100.00	New establishment
POSCO HOLDINGS CVC 2nd Fund	December 2023	100.00	New establishment
International Energy Expansion for Technology Innovation Fund	December 2023	60.00	New establishment

(f)	Loss of control
Subsidiaries for which the Company has lost control during the year ended December 31, 2023 are as follows:

Company	Date of exclusion	Reason
POSCO ENERGY CO., LTD.	January 2023	Merged into POSCO INTERNATIONAL Corporation(*1)
POS-CD PTY LTD	January 2023	Liquidation
POSCO ICT BRASIL	August 2023	Divestiture
PGSF, L.P.	September 2023	Liquidation
Future Creation Fund Postech Early Stage account	December 2023	Liquidation
Songdo Posco family Housing	December 2023	Liquidation

(*1)	As a result of the merger transaction, the ownership of the Company in POSCO INTERNATIONAL Corporation increased from 62.92% to 73.21%.